Fair Value of Financial Instruments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Notes Tables
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]

	Balance as of September 30, 2020	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Deerfield Warrant liability	$134	$—	$—	$134
Embedded Warrant Put Option	19	—	—	19
Deerfield Note Put Option	—	—	—	—
KVK Warrant liability	31	—	31	—

Total liabilities	$184	$—	$31	$153

	Balance as of December 31, 2019	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Deerfield Warrant liability	$77	$—	$—	$77
Embedded Warrant Put Option	19	—	—	19
Deerfield Note Put Option	—	—	—	—
Fundamental change and make-whole interest provisions embedded within 2021 Notes	—	—	—	—
KVK Warrant liability	24	—	24	—

Total liabilities	$120	$—	$24	$96

	Balance at December 31, 2019	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Deerfield Warrant liability	$77	$—	$—	$77
Embedded Warrant Put Option	19	—	—	19
Fundamental change and make-whole interest provisions embedded within 2021 Notes	—	—	—	—
Deerfield Note Conversion Feature	—	—	—	—
KVK Warrant liability	24	—	24	—

Total liabilities	$120	$—	$24	$96

	Balance at December 31, 2018	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Deerfield Warrant liability	$1,557	$—	$—	$1,557
Embedded Warrant Put Option	154	—	—	154
Fundamental change and make-whole interest provisions embedded within 2021 Notes	—	—	—	—
Deerfield Note Conversion Feature	134	—	—	134
KVK Warrant liability	273	—	273	—

Total liabilities	$2,118	$—	$273	$1,845

Trading securities:
Certificates of deposit	$246	$246	$—	$—
U.S. Treasury securities	3,014	3,014	—	—

Total assets	$3,260	$3,260	$—	$—

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]

	Three months ended September 30,		Nine months ended September 30,
	2020	2019	2020	2019
Balance as of beginning of period	$38	$1,437	$96	$1,845
Adjustment to fair value	115	(1,168)	57	(1,576)

Balance as of end of period	$153	$269	$153	$269

	2019	2018
Balance as of beginning of period	$1,845	$7,709
Gain on extinguishment of debt	—	(2)
Adjustment to fair value	(1,749)	(5,862)

Balance as of end of period	$96	$1,845